SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative expense	$ 2,772	$ 795	$ 3,377	$ 1,522	$ 3,758	$ 5,576
Other Expense [Member]
General and administrative expense					32	33
Insurance-related Assessments [Member]
General and administrative expense					164	246
Share-Based Payment Arrangement [Member]
General and administrative expense					1,058	2,562
Service [Member]
General and administrative expense					2,119	1,900
Salaries And Related Expenses [Member]
General and administrative expense					36	233
Legal Expenses [Member]
General and administrative expense					271	276
Maintenance [Member]
General and administrative expense					23	15
Registration Fees [Member]
General and administrative expense					53	262
Doubtful Debt [Member]
Doubtful debt					(8)	41
Depreciation [Member]
General and administrative expense					$ 10	$ 8